Employee Benefit Plans (Schedule Of Level 3 Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Of Plan Assets For Pension And Other Benefit Plans	$ 12,484	$ 11,587
Balance as of December 31	12,484	11,587
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Of Plan Assets For Pension And Other Benefit Plans	1,524	1,354
Balance as of December 31	1,524	1,354
Other Benefits [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Of Plan Assets For Pension And Other Benefit Plans	396	337
Balance as of December 31	396	337
Other Benefits [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Of Plan Assets For Pension And Other Benefit Plans	1,074	831
Balance as of December 31	1,074	831
Other Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	186	173
Relating to assets still held at the reporting date	17	19
Relating to assets sold during the period	(2)	(1)
Purchases	40	(5)
Settlements	(36)
Transfers out of Level 3	(151)
Total Fair Value Of Plan Assets For Pension And Other Benefit Plans	54	186
Balance as of December 31	54	186
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Of Plan Assets For Pension And Other Benefit Plans	11,005	10,195
Balance as of December 31	11,005	10,195
Pension Benefits [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Of Plan Assets For Pension And Other Benefit Plans	2,204	1,729
Balance as of December 31	2,204	1,729
Pension Benefits [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Fair Value Of Plan Assets For Pension And Other Benefit Plans	7,664	7,303
Balance as of December 31	7,664	7,303
Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	1,163	1,061
Relating to assets still held at the reporting date	60	101
Relating to assets sold during the period	3	15
Purchases	81	(14)
Settlements	(107)
Transfers out of Level 3	(63)
Total Fair Value Of Plan Assets For Pension And Other Benefit Plans	1,137	1,163
Balance as of December 31	1,137	1,163
Absolute Return [Member] | Other Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	47	32
Relating to assets still held at the reporting date	1	4
Relating to assets sold during the period		1
Purchases		10
Settlements	(1)
Total Fair Value Of Plan Assets For Pension And Other Benefit Plans	47	47
Balance as of December 31	47	47
Absolute Return [Member] | Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	494	340
Relating to assets still held at the reporting date	5	44
Relating to assets sold during the period	2	5
Purchases		105
Settlements	(14)
Total Fair Value Of Plan Assets For Pension And Other Benefit Plans	487	494
Balance as of December 31	487	494
Corporate Fixed Income Securities [Member] | Other Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	129	124
Relating to assets still held at the reporting date	16	15
Relating to assets sold during the period	(2)	(2)
Purchases	34	(8)
Settlements	(30)
Transfers out of Level 3	(146)
Total Fair Value Of Plan Assets For Pension And Other Benefit Plans	1	129
Balance as of December 31	1	129
Corporate Fixed Income Securities [Member] | Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	549	531
Relating to assets still held at the reporting date	57	52
Relating to assets sold during the period		5
Purchases	79	(39)
Settlements	(35)
Total Fair Value Of Plan Assets For Pension And Other Benefit Plans	650	549
Balance as of December 31	650	549
Other Fixed Income [Member] | Other Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	10	17
Purchases		(7)
Settlements	(5)
Transfers out of Level 3	(5)
Total Fair Value Of Plan Assets For Pension And Other Benefit Plans		10
Balance as of December 31		10
Other Fixed Income [Member] | Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of January 1	120	190
Relating to assets still held at the reporting date	(2)	5
Relating to assets sold during the period	1	5
Purchases	2	(80)
Settlements	(58)
Transfers out of Level 3	(63)
Total Fair Value Of Plan Assets For Pension And Other Benefit Plans		120
Balance as of December 31		120
Real Estate [Member] | Other Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Purchases	6
Total Fair Value Of Plan Assets For Pension And Other Benefit Plans	6
Balance as of December 31	$ 6